Sale of Vessels (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 26, 2014	Apr. 25, 2014	May 15, 2014	May 20, 2014	Nov. 12, 2013	Oct. 25, 2013	Oct. 22, 2013	Oct. 03, 2013	Jun. 13, 2013	May 14, 2013	Mar. 25, 2013	Feb. 28, 2013	Feb. 13, 2013	Apr. 27, 2012
Sale of Vessel
Gross sale consideration	$ 50,602,000	$ 52,926,000	$ 5,635,000
Net (gain)/loss on sale	(5,709,000)	449,000	(800,000)
Marathonas
Sale of Vessel
Gross sale consideration				11,500,000
Net (gain)/loss on sale				500,000
Net sale proceeds				9,800,000
Life of disposed asset				23 years
Commodore
Sale of Vessel
Gross sale consideration					11,100,000
Net (gain)/loss on sale					1,000,000
Net sale proceeds					9,700,000
Life of disposed asset					22 years
Duka
Sale of Vessel
Gross sale consideration						11,000,000
Net (gain)/loss on sale						100,000
Net sale proceeds						9,300,000
Life of disposed asset						22 years
Mytilini
Sale of Vessel
Gross sale consideration						12,000,000
Net (gain)/loss on sale						2,000,000
Net sale proceeds						10,900,000
Life of disposed asset						23 years
Messologi
Sale of Vessel
Gross sale consideration							12,100,000
Net (gain)/loss on sale							2,100,000
Net sale proceeds							10,900,000
Life of disposed asset							23 years
Komodo
Sale of Vessel
Gross sale consideration								5,800,000
Net (gain)/loss on sale								(140,500)
Net sale proceeds								5,000,000
Life of disposed asset								23 years
Lotus
Sale of Vessel
Gross sale consideration									6,800,000
Net (gain)/loss on sale									(149,600)
Net sale proceeds									6,100,000
Life of disposed asset									25 years
Kalamata
Sale of Vessel
Gross sale consideration										5,600,000
Net (gain)/loss on sale										224,300
Net sale proceeds										4,900,000
Life of disposed asset										23 years
Hope
Sale of Vessel
Gross sale consideration											8,000,000
Net (gain)/loss on sale											670,800
Net sale proceeds											7,100,000
Life of disposed asset											24 years
Elbe
Sale of Vessel
Gross sale consideration												5,600,000
Net (gain)/loss on sale												(59,000)
Net sale proceeds												5,000,000
Life of disposed asset												22 years
Honour
Sale of Vessel
Gross sale consideration													9,100,000
Net (gain)/loss on sale													(112,000)
Net sale proceeds													8,000,000
Life of disposed asset													24 years
Pride
Sale of Vessel
Gross sale consideration														6,500,000
Net (gain)/loss on sale														(671,000)
Net sale proceeds														5,500,000
Life of disposed asset														25 years
Henry
Sale of Vessel
Gross sale consideration															6,100,000
Net (gain)/loss on sale															(138,000)
Net sale proceeds															5,300,000
Life of disposed asset															27 years
Independence
Sale of Vessel
Gross sale consideration																7,000,000
Net (gain)/loss on sale																(518,000)
Net sale proceeds																6,000,000
Life of disposed asset																26 years
Montreal (ex Hanjin Montreal)
Sale of Vessel
Net (gain)/loss on sale																	(800,000)
Net sale proceeds																	$ 5,600,000
Life of disposed asset																	28 years